Employee Benefit Plans - Schedule of Employee Benefits Charged to Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,585	$ 1,443	$ 1,403
Medical plans	1,841	1,771	1,860
401(k) match and profit sharing	1,167	1,574	1,829
Periodic pension cost	1,061	1,608	1,796
Other	44	50	52
Total employee benefits	$ 5,698	$ 6,446	$ 6,940